Consolidated Condensed Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net income (loss)	$ 430,918	$ 3,312,978	$ 7,599,512	$ (41,692)
Adjustments to reconcile net income to net cash used in operating activities:
Formation and operation expenses paid by Sponsor			0	26,692
Interest earned on marketable securities held in Trust Account	(4,064,267)	(3,648,794)	(8,449,291)	0
Non-cash accrued offering costs adjustment	0	(81,000)	(81,000)	0
Share-based compensation expense	93,919	116,772	271,572	0
Changes in operating assets and liabilities:
Prepaid expense	(60,340)	(11,307)	(2,160)	0
Short-term prepaid insurance	99,792	(249,840)	(249,840)	0
Long-term prepaid insurance	25,128	(150,048)	(25,128)	0
Due to related party	38,748		67,809	0
Accounts payable and accrued expenses	2,402,556	64,141	104,706	15,000
Net cash used in operating activities	(1,033,546)	(647,098)	(763,820)	0
Cash Flows from Investing Activities:
Investment of cash in Trust Account	0	(184,000,000)	(184,000,000)	0
Net cash used in investing activities	0	(184,000,000)	(184,000,000)	0
Cash Flows from Financing Activities:
Proceeds from sale of Public Shares, net of underwriting discounts paid	0	182,160,000	182,160,000	0
Proceeds from sale of Private Placement Shares	0	5,090,000	5,090,000	0
Repayment of promissory note – related party	0	(209,853)	(209,853)	0
Payment of offering costs	0	(578,550)	(578,550)	0
Net cash provided by financing activities	0	186,461,597	186,461,597	0
Net Change in Cash	(1,033,546)	1,814,499	1,697,777	0
Cash – Beginning of period	1,697,777	0	0	0
Cash – End of period	664,231	1,814,499	1,697,777	0
Non-cash investing and financing activities:
Deferred offering costs paid by Sponsor through promissory note	$ 0	$ 139,758	$ 139,758	$ 0